Fair value measurement - Maturity analysis of investment contracts (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Total carrying value	$ 4,459	$ 5,535	$ 110,339
Investment contracts
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Total carrying value	3,658	4,366
Undiscounted value	3,749	4,472
Investment contracts | Within one year
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	519	600
Investment contracts | 1 to 5 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	1,713	2,015
Investment contracts | 5 years to 10 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	215	534
Investment contracts | After 10 years to 15 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	575	350
Investment contracts | After 15 years to 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	710	961
Investment contracts | Over 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	$ 17	$ 12